Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Property Plant and Equipment
The service life ranges and weighted average remaining service life of PPE as at December 31 were as follows.

	2021		2020
(years)	Service Life Ranges	Weighted Average Remaining Service Life	Service Life Ranges	Weighted Average Remaining Service Life
Distribution
Electric	5-80	32	5-80	32
Gas	18-95	38	18-95	38
Transmission
Electric	20-90	42	20-90	43
Gas	10-85	35	10-85	35
Generation	5-95	23	1-85	24
Other	3-70	13	2-70	14

($ millions)	Cost	Accumulated Depreciation	Net Book Value
2021
Distribution
Electric	12,321	(3,359)	8,962
Gas	5,838	(1,504)	4,334
Transmission
Electric	17,104	(3,610)	13,494
Gas	2,453	(756)	1,697
Generation	7,014	(2,691)	4,323
Other	4,362	(1,454)	2,908
Assets under construction	1,759	—	1,759
Land	339	—	339
	51,190	(13,374)	37,816

10. PROPERTY, PLANT AND EQUIPMENT (cont'd)
($ millions)	Cost	Accumulated depreciation	Net Book Value
2020
Distribution
Electric	11,921	(3,223)	8,698
Gas	5,546	(1,422)	4,124
Transmission
Electric	15,888	(3,413)	12,475
Gas	2,360	(719)	1,641
Generation	6,441	(2,550)	3,891
Other	4,178	(1,347)	2,831
Assets under construction	2,012	—	2,012
Land	326	—	326
	48,672	(12,674)	35,998

Schedule of Intangible Assets
The service life ranges and weighted average remaining service life of finite-life intangible assets as at December 31 were as follows.

	2021		2020
(years)	Service Life Ranges	Weighted Average Remaining Service Life	Service Life Ranges	Weighted Average Remaining Service Life
Computer software	3-15	4	3-15	4
Land, transmission and water rights	34-90	55	43-90	56
Other	10-100	11	10-100	12

		Accumulated	Net Book
($ millions)	Cost	Amortization	Value
2021
Computer software	952	(518)	434
Land, transmission and water rights	941	(154)	787
Other	113	(69)	44
Assets under construction	78	—	78
	2,084	(741)	1,343

2020
Computer software	932	(524)	408
Land, transmission and water rights	898	(142)	756
Other	114	(64)	50
Assets under construction	77	—	77
	2,021	(730)	1,291